Cash flow information	12 Months Ended
Jun. 30, 2021
18. Cash flow information

18. Cash flow information

Following is a detailed description of cash flows generated by the Group’s operations for the years ended June 30, 2021, 2020 and 2019.

	Note	06.30.21	06.30.20	06.30.19
(Loss)/ profit for the year		(24,502)	30,042	(61,177)
Profit / (loss) from discontinued operations		8,257	5,080	(4,334)
Adjustments for:
Income tax	23	27,940	11,948	820
Amortization and depreciation	27	3,452	2,947	735
Gain from disposal of trading properties		-	-	(960)
Net loss / (gain) from fair value adjustment of investment properties	9	2,246	(51,040)	58,033
Share-based compensation		-	-	94
Changes in the fair value of investments in financial assets		-	1,541	(629)
Disposal of property, plant and equipment		-	-	(4)
(Gain) / loss from disposal of subsidiary and associates		(37)	-	225
Gain from disposal of trading properties		(6)	-	(4)
Impairment of goodwill		-	-	277
Financial results, net		(4,517)	26,960	9,972
Provisions and allowances		494	1,473	1,295
Share of loss / (profit) of associates and joint ventures	8	4,435	(11,060)	10,778
Loss from repurchase of Non-convertible Notes		25	2	-
Gain from valuation at fair value of financial assets with changes in results		(4,850)	-	-
Changes in net realizable value of agricultural products after harvest		590	(987)	64
Unrealized initial recognition and changes in fair value of biological assets and agricultural products at the point of harvest		(12,311)	(4,991)	(3,436)
Unrealized gain from derivative financial instruments		573	54	440
Other operating results		336	394	236
Gain from disposal of farmlands		(1,310)	(1,259)	(998)
Granting Plan of actions		47	-	-
Changes in operating assets and liabilities:
(Increase)/ Decrease in inventories		(4,639)	1,104	(1,557)
Increase in trading properties		(28)	(592)	(279)
Decrease in biological assets		9,013	7,520	2,019
Increase in restricted assets		-	(1,750)	-
Decrease in trade and other receivables		4,184	8,053	666
Increase / (Decrease) in trade and other payables		653	(4,380)	(5,396)
Decrease in salaries and social security liabilities		(322)	(545)	(57)
Decrease in provisions		(155)	(879)	(166)
(Decrease)/ Increase in lease liabilities		(1,635)	89	-
Net variation in derivative financial instruments		(1,996)	164	238
Increase in right of use		(50)	(1,581)	-
Net cash generated from continuing operating activities before income tax paid		5,887	18,307	6,895
Net cash generated from discontinued operating activities before income tax paid		3,290	36,342	33,585
Net cash generated from operating activities before income tax paid		9,177	54,649	40,480

The following table shows balances incorporated as result of business combination / deconsolidation or reclassification of assets and liabilities held for sale of subsidiaries:

	06.30.21	06.30.20	06.30.19
Investment properties	117,547	233,714	(14,634)
Property, plant and equipment	47,989	(11,680)	(93,178)
Trading properties	7,690	233	-
Intangible assets	36,546	4,854	(20,666)
Right-of-use assets	25,853	(5,973)	-
Investments in associates and joint ventures	48,443	3,781	(1,220)
Biological Assets	-	(111)	-
Deferred income tax assets	568	2	(404)
Income tax credit	426	-	-
Restricted assets	8,400	321	(305)
Trade and other receivables	70,693	(13,019)	(39,659)
Investments in financial assets	31,643	20,343	(9,506)
Derivative financial instruments	368	-	-
Inventories	4,712	(3,259)	(19,691)
Group of assets held for sale	55,028	-	-
Borrowings	(425,321)	(130,698)	70,300
Lease liabilities	(23,696)	3,120	-
Deferred income tax liabilities	(16,261)	(29,863)	9,338
Trade and other payables	(30,751)	3,331	76,449
Income tax liabilities	(596)	(149)	24
Provisions	(7,095)	69	1,442
Employee benefits	(624)	161	4,190
Derivative financial instruments	(624)	(56)	(77)
Salaries and social security liabilities	(4,427)	105	7,979
Group of liabilities held for sale	(28,805)	-	-
Net value of incorporated assets that do not affect cash	(82,294)	75,226	(29,618)
Cash and cash equivalents	(145,330)	(6,598)	(18,550)
Non-controlling interest	(62,519)	76,219	24,477
Goodwill	-	521	246
Net value of incorporated assets/ disposal assets	(290,143)	145,368	(23,445)
Interest held before acquisition	-	-	(1,575)
Seller financing	-	-	(126)
Foreign exchange gain	-	-	904
Fair value of interest held before business combination	-	-	(1,891)
Net (outflow) inflow of cash and cash equivalents / assets and liabilities held for sale	(290,143)	145,368	(26,133)

The following table shows a detail of significant non-cash transactions occurred in the years ended June 30, 2021, 2020 and 2019:

	06.30.21	06.30.20	06.30.19
Dividends not collected	-	(602)	(451)
Increase in investment properties through an increase in borrowings	-	-	351
Inssuance of non-convertible notes through an antipated payment of non-convertible notes	-	-	5,038
Increase/ (Decrease) in participation in subsidiaries, associates and joint ventures due to currency translation adjustment	3,570	(2,351)	1,394
Increase in other reserves through an increase in investments in associates and joint ventures	5,911	-	-
Increase in intangible assets through a decrease in investment in associates	817	-	-
Decrease in property, plant and equipment through an increase in tax credits and liabilities	460	-	-
Increase in property, plant and equipment through a decrease in investment properties	2,219	-	20
Decrease in property, plant and equipment through an increase in equity	240	-	-
Decrease trade and other receivables through a decrease in lease liabilities	18	-	-
Increase in financial instruments through a decrease in trade and other receivables with related parties	43	-	-
Increase in trading properties through an increase in borrowings	61	18	26
Dividends in shares distribution	727	885	-
Increase in investment properties through an increase in borrowings	407	122	-
Increase in rights of use assets through an increase in lease liabilities	2,015	12,153	-
Increase in property, plant and equipment through an increase in trade and other payables	-	1,110	1,281
Increase in trading properties through a decrease in investment properties	-	-	146
Increase in investment properties through an increase in trade and other payables	-	1,068	1,574
Increase in intangible assets through a decrease in trading properties	-	-	3,922
Decrease in investment in subsidiaries through a decrease in trade and other payables	-	-	1,198
Changes in non-controlling interest through a decrease in trade and other receivables	-	-	-
Distribution of dividends to non-controlling shareholders´ pending payment	-	2,645	(511)
Increase in property, plant and equipment through an increase in borrowings	-	-	9
Decrease in associates and joint ventures through an increase in assets held for sale	-	3,111	-
Increase in participation in subsidiaries, associates and joint ventures due to an increase in the reserve share-based payments	-	(6)	-
Decrease in borrowings through a decrease in financial assets	-	3,686	-
Increase in investment properties through a decrease in financial assets	-	418	-
Increase in intangible assets through an increase in trade and other payables	-	742	-
Increase in investment in associates through loss of control in subsidiaries	-	2,004	-
Acquisition of investment properties through a decrease in trade and other receivables	-	42	862
Inssuance of non-convertible notes	-	32	-
Increase in investment in associates through a decrease in investments in financial assets	-	1,283	-
Increase in investments in financial assets through a decrease in investment properties	-	1,784	-
Increase in rights of use assets through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	-	21,214	-